Equity-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended						12 Months Ended																				1 Months Ended	12 Months Ended				12 Months Ended
	Apr. 24, 2013	Apr. 24, 2013 Initial Public Offering [Member]	Dec. 31, 2013 TVUs [Member]	Dec. 31, 2013 TVUs [Member] Minimum [Member]	Dec. 31, 2013 Time Vesting Units and Time Restricted Shares [Member]	Dec. 31, 2012 Time Vesting Units and Time Restricted Shares [Member]	Dec. 31, 2011 Time Vesting Units and Time Restricted Shares [Member]	Dec. 31, 2013 Time Restricted Shares [Member]	Dec. 31, 2013 2.25x PVU Employee Units [Member]	Dec. 31, 2012 2.25x PVU Employee Units [Member]	Dec. 31, 2011 2.25x PVU Employee Units [Member]	Dec. 31, 2013 2.75x PVU Employee Units [Member]	Dec. 31, 2012 2.75x PVU Employee Units [Member]	Dec. 31, 2011 2.75x PVU Employee Units [Member]	Dec. 31, 2013 2.25x Performance Restricted Shares [Member]	Dec. 31, 2012 2.25x Performance Restricted Shares [Member]	Dec. 31, 2011 2.25x Performance Restricted Shares [Member]	Dec. 31, 2013 2.75x Performance Restricted Shares [Member]	Dec. 31, 2012 2.75x Performance Restricted Shares [Member]	Dec. 31, 2011 2.75x Performance Restricted Shares [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2013 Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Employee Unit Incentive Plan [Member] Minimum [Member]	Dec. 31, 2013 Employee Unit Incentive Plan [Member] Maximum [Member]	Dec. 31, 2013 Employee Unit Incentive Plan [Member] TVUs [Member]	Dec. 31, 2013 Employee Unit Plan and 2013 Grants [Member] Tranches	Dec. 31, 2013 Units Surrendered for Shares Plan [Member] TVUs [Member]	Dec. 31, 2013 Units Surrendered for Shares Plan [Member] Common Stock [Member]	Apr. 19, 2013 2013 Omnibus Incentive Plan [Member]	Dec. 31, 2013 2013 Omnibus Incentive Plan [Member]	Dec. 31, 2013 2013 Grant [Member]	Dec. 31, 2013 2013 Grant [Member] 2.25x Performance Restricted Shares [Member]	Dec. 31, 2013 2013 Grant [Member] 2.75x Performance Restricted Shares [Member]	Dec. 31, 2013 Vested and Unvested Time Vesting Units, Performance Vesting Units Surrendered for Shares of Stock and Unvested Restricted Stock [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Class D Units Surrendered for Shares of Stock [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Class D Units Surrendered for Shares of Stock [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member]	Dec. 31, 2013 Class D Units and Vested TVUs Surrendered for Shares of Stock [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Class D Units and Vested TVUs Surrendered for Shares of Stock [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member]	Dec. 31, 2013 Unvested TVUs and PVUs Surrendered for Shares of Unvested Restricted Stock [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Unvested TVUs and PVUs Surrendered for Shares of Unvested Restricted Stock [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member]	Dec. 31, 2013 Vested Time Vesting Units Surrendered for Shares of Stock [Member]	Dec. 31, 2013 Vested Time Vesting Units Surrendered for Shares of Stock [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Vested Time Vesting Units Surrendered for Shares of Stock [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member]	Dec. 31, 2013 Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member]	Dec. 31, 2013 Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member] Employee Unit Incentive Plan [Member]	Dec. 31, 2013 Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member]	Dec. 31, 2013 Unvested Time Vesting Units Surrendered for Unvested Time Restricted Shares [Member] Units Surrendered for Shares Plan [Member] Common Stock [Member] Time Restricted Shares [Member]	Dec. 31, 2013 Over Remaining Service Period [Member] 2013 Grant [Member] Time Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Unit Incentive Plan terms																						Under the Employee Unit Plan, the Partnerships granted Employee Units to certain key employees of SEA (“Employee Units). The Employee Units which were granted were accounted for as equity awards and were divided into three tranches, Time-Vesting Units (“TVUs”), 2.25x Performance Vesting Units (“PVUs”) and 2.75x PVUs. Upon vesting of the Employee Units, the Company issued the corresponding number of shares of common stock of the Company to the Partnerships. There was no related cost to the employee upon vesting of the units
Number of tranches for each equity award																										3
Surrender of units to shares of stock (in units)																						698,533												669,293	29,240		150,446		548,087			121,206			103,913
Shares provided for surrender of units, in shares																												4,165,861								221,290		949,142		3,216,719			727,852			599,215	599,215
Portion of employee units originally granted that were TVUs																									One-third
Vesting period of Employee Units granted, years																									5 years
Vesting percentage per year																									20.00%
Percentage interest a general partner or beneficial owner other than Blackstone needs to obtain more of				50.00%
Percentage of vesting upon change of control			100.00%
Incremental equity compensation cost																																									$ 282			$ 220
Recognized compensation expense					1,938	1,191	823		0	0	0	0	0	0	0	0	0	0	0	0											4,088
Unrecognized compensation cost								$ 1,305	$ 28,125			$ 18,846																				$ 4,974	$ 3,764															$ 1,651
Annualized effective compounded return rate									20.00%			15.00%
Return on investment									225.00%			275.00%
Grant date fair value measuring method																						The fair value of each Employee Unit originally granted was estimated on the date of grant using a composite of the discounted cash flow model and the guideline public company approach to determine the underlying enterprise value.				The grant date fair value of the 2.25x and 2.75x Performance Restricted Omnibus shares was measured using the asset-or-nothing option pricing model.
Employee Unit fair value input discount rate																						10.50%
Fair value assumptions, holding period																							2 years 7 months 6 days	3 years 7 months 6 days			2 years			2 years
Fair value assumptions, risk free rate																							0.33%	1.22%			0.24%				0.24%
Fair value assumptions, volatility																							49.00%	57.00%			37.60%				33.20%
Fair value assumptions, discount for lack of marketability																							31.00%	53.00%
Fair value assumptions, dividend yield																						0.00%					0.00%				0.00%
Offering price per share		$ 27.00
Common stock reserved for future issuance																													15,000,000
Restricted stock granted to directors, officers and employees																													494,557
Initial public offering lock up period	180 days
Shares withheld from employees to satisfy minimum tax withholding obligation																					(28,463)									28,463
Shares available for future issuance																														14,530,327